Financial Instruments and risk management - Accounting classification and fair value hierarchy of financial instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Assets	R$ 18,533,473	R$ 15,794,457
Loans and financing
Disclosure of detailed information about financial instruments [line items]
Liabilities	(9,381,945)	(5,894,515)
Loans and financing | Fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities	(8,973,383)	(5,414,689)
Loans and financing - conversion right | Level 2
Disclosure of detailed information about financial instruments [line items]
Liabilities	(636,786)	(1,465,999)
Loans and financing - conversion right | Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Liabilities	(636,786)	(1,465,999)
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Liabilities	(14,890,575)	(12,520,812)
Lease liabilities | Fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities	(14,890,575)	(12,520,812)
Accounts payable
Disclosure of detailed information about financial instruments [line items]
Liabilities	(2,335,165)	(2,561,727)
Accounts payable | Fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities	(2,335,165)	(2,561,727)
Accounts payable – supplier finance
Disclosure of detailed information about financial instruments [line items]
Liabilities	(3,694)	(157,801)
Accounts payable – supplier finance | Fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities	(3,694)	(157,801)
Reimbursement to customers
Disclosure of detailed information about financial instruments [line items]
Liabilities	(173,686)	(221,342)
Reimbursement to customers | Fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities	(173,686)	(221,342)
Insurance premiums payable | Level 2
Disclosure of detailed information about financial instruments [line items]
Liabilities	(92,793)	(52,427)
Insurance premiums payable | Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Liabilities	(92,793)	(52,427)
Derivative obligations | Level 2
Disclosure of detailed information about financial instruments [line items]
Liabilities	(287,051)	(421,034)
Derivative obligations | Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Liabilities	(287,051)	(421,034)
Cash and cash equivalents | Level 2
Disclosure of detailed information about financial instruments [line items]
Assets	3,073,799	3,064,815
Cash and cash equivalents | Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Assets	3,073,799	3,064,815
Short-term investments | Level 2
Disclosure of detailed information about financial instruments [line items]
Assets	908,149	946,281
Short-term investments | Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Assets	908,149	946,281
Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Assets	997,893	875,382
Accounts receivable | Fair value
Disclosure of detailed information about financial instruments [line items]
Assets	997,893	875,382
Aircraft sublease receivables
Disclosure of detailed information about financial instruments [line items]
Assets	274,198	312,937
Aircraft sublease receivables | Fair value
Disclosure of detailed information about financial instruments [line items]
Assets	274,198	312,937
Security deposits and maintenance reserves | Level 2
Disclosure of detailed information about financial instruments [line items]
Assets	1,964,419	1,554,042
Security deposits and maintenance reserves | Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Assets	1,964,419	1,554,042
Derivative obligations | Level 2
Disclosure of detailed information about financial instruments [line items]
Assets	353,817	428,309
Derivative obligations | Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Assets	R$ 353,817	R$ 428,309